Derivative Liabilities - Additional Information (Detail) (USD $)	1 Months Ended		2 Months Ended			12 Months Ended				1 Months Ended					2 Months Ended	12 Months Ended					1 Months Ended	2 Months Ended	12 Months Ended					1 Months Ended							12 Months Ended					12 Months Ended								12 Months Ended
	Mar. 31, 2012	Apr. 30, 2011	Jul. 31, 2011	Jan. 31, 2011		Jan. 31, 2013	Jan. 31, 2012	Mar. 16, 2012	Jan. 18, 2011	Dec. 19, 2012 Third Year Of Extended Term Of Warrants	Dec. 19, 2012 Fourth Year Of Extended Term Of Warrants	Dec. 19, 2012 Fifth Year Of Extended Term Of Warrants	Apr. 30, 2011 Minimum		Jul. 31, 2011 Minimum	Jan. 31, 2013 Minimum		Jan. 31, 2012 Minimum		Jan. 31, 2011 Minimum	Apr. 30, 2011 Maximum	Jul. 31, 2011 Maximum	Jan. 31, 2013 Maximum		Jan. 31, 2012 Maximum		Jan. 31, 2011 Maximum	Mar. 31, 2012 1st Half	Jan. 31, 2012 1st Half	Mar. 31, 2012 2nd Half	Jan. 31, 2012 2nd Half	Mar. 16, 2012 Unit Offering	Jan. 13, 2011 Unit Offering	Dec. 22, 2010 Unit Offering	Jan. 31, 2012 First Over-Allotment Option, Unit Offering	Jan. 31, 2013 First Over-Allotment Option, Unit Offering	Apr. 30, 2011 First Over-Allotment Option, Unit Offering	Apr. 13, 2011 First Over-Allotment Option, Unit Offering	Apr. 07, 2011 First Over-Allotment Option, Unit Offering	Jan. 31, 2012 First and Second Over-Allotment Options, Closed	Jan. 31, 2013 First and Second Over-Allotment Options, Closed	Jul. 15, 2011 First and Second Over-Allotment Options, Closed	Jun. 15, 2011 First and Second Over-Allotment Options, Closed	Jan. 31, 2013 Derivative Warrant Instruments	Jan. 31, 2013 Private Placement Offering One	Jan. 31, 2013 Private Placement Offering Two	Dec. 19, 2012 Private Placement Offering Two	Jan. 31, 2012 December 2010 and January 2011 Unit Offering	Jan. 31, 2013 December 2010 and January 2011 Unit Offering
Derivative [Line Items]
Fair value of derivative warrant instruments																																$ 101,985	$ 1,323,133	$ 1,323,133	$ 211,117	$ 16,417	$ 88,824	$ 131,077	$ 71,973	$ 222,508	$ 16,447	$ 102,957	$ 149,203	$ 327,661	$ 16,892	$ 152,213		$ 1,383,475	$ 125,692
Unrealized gain on derivative instruments						$ 1,591,424																													$ 80,757					$ 29,652								$ 922,295
Warrants issued								4,250,000																				19,369,565	19,369,565	19,369,564	19,369,564																39,546,194
Warrants exercise price										$ 0.03	$ 0.04	$ 0.05																$ 0.125	$ 0.125	$ 0.05	$ 0.05
Common stock issuable upon exercise of warrants, conversion ratio	0.5
Units of securities, offering price									$ 0.025
Reduction to warrant exercise price																												$ 0.12
Number of shares issuable on anti dilution provisions of warrants																												20,176,630
Market price	$ 0.05					$ 0.008	$ 0.064						$ 0.08		$ 0.07					$ 0.05	$ 0.10	$ 0.08					$ 0.09
Expected volatility rate	295.28%			257.95%			288.34%						268.16%		257.60%	306.62%					284.75%	259.63%	327.98%
Risk-free interest rates	0.37%			0.475%	[1]								0.61%	[2]	0.37% [3]	0.42%	[4]	0.08%	[4]		0.81% [2]	0.38% [3]	0.65%	[4]	0.13%	[4]
Expected terms	2 years	1 year 6 months	1 year 6 months	1 year 6 months												2 years 10 months 21 days		4 months 21 days					4 years 1 month 13 days		11 months 12 days

[1]	The risk-free interest rate was determined by management using the average of 1- and 2-year Treasury Bill yield as of the grant dates.
[2]	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates
[3]	The risk-free interest rate was determined by management using the 2-year Treasury Bill yield as of the grant dates.
[4]	The risk-free interest rate was determined by management using the 3-year and the average of the 3- and 5-year Treasury Bill as of January 31, 2013, and the 6-month and 1-year Treasury Bill as of January 31, 2012, respectively.